Stock Incentive Plans (Details) - Schedule of assumptions under the Monte Carlo simulation model and the calculated fair value of the Market-Based RSUs granted to employees - Market-Based RSUs [Member]
3 Months Ended
Jun. 30, 2022
Stock Incentive Plans (Details) - Schedule of assumptions under the Monte Carlo simulation model and the calculated fair value of the Market-Based RSUs granted to employees [Line Items]
Expected volatility	50.00%
Expected term (years)	4 years
Drift rate	2.90%